SHARE-BASED COMPENSATION - Assumptions used to estimate the fair values of the share options granted (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
SHARE-BASED COMPENSATION
Estimated volatility rate	39.00%
Stock Options
SHARE-BASED COMPENSATION
Contractual life of option	10 years	10 years
Expected term	6 years 3 months	6 years 3 months
Minimum | Stock Options
SHARE-BASED COMPENSATION
Risk-free rate of return, minimum	0.84%	0.10%
Estimated volatility rate, minimum	39.00%	34.00%
Fair value per ordinary share	$ 3.08	$ 2.95
Maximum | Stock Options
SHARE-BASED COMPENSATION
Risk-free rate of return, maximum		1.67%
Estimated volatility rate, maximum		59.00%
Fair value per ordinary share		$ 3.74